Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table presents specified executive compensation and financial performance measures for the Company’s three most recently completed fiscal years.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non- PEO Named Executive Officers (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (4)	Adjusted Earnings Per Share (5)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)
2022	$6,850,271	$1,148,117	$2,253,183	$311,368	$118.21	$124.87	$373.3	$17.26
2021	$6,170,131	$10,569,353	$2,155,166	$3,602,524	$167.40	$151.36	$283.8	$12.88
2020	$4,065,061	$9,624,985	$1,722,056	$3,711,472	$134.50	$120.75	$130.0	$6.23
(1)	The table below outlines the amounts included as additions and deductions in the calculation of Compensation Actually Paid (CAP) for our Principal Executive Officer (PEO), David W. Heinzmann.
Year	Reported Summary Compensation Table total for PEO	Reported Value of Equity Awards		Equity Award Adjustments (a)		Compensation Actually Paid to PEO
	($)	($) Stock Awards (b)	($) Option Awards (c)	($) Stock Awards (d)	($) Option Awards (e)	($)
2022	$6,850,271	$1,960,305	$1,984,294	$361,791	($2,119,346)	$1,148,117
2021	$6,170,131	$1,715,931	$1,396,152	$2,936,037	$4,575,268	$10,569,353
2020	$4,065,061	$1,543,674	$1,340,271	$3,083,060	$5,360,809	$9,624,985
(a)
The methodology for estimating the fair value of restricted stock unit awards is consistent with the methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2020-2022 Annual Reports on Form 10-K. The methodology for estimating the fair value of stock option awards at each applicable measurement date is consistent with the Black Scholes methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2020-2022 Annual Reports on Form 10-K, with the exception of the expected life assumption. The expected life assumption used in estimating the stock option valuations noted above ranges from 0.85 to 4.02 years.

(b)
The reported value of equity awards represents the grant date fair value of restricted stock unit awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(c)	The reported value of option awards represents the grant date fair value of stock option awards as reported in the “Option Awards” column of the Summary Compensation Table for each applicable year.
(d)	The equity award adjustments incorporate the following additions (or subtractions, as applicable):
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2022: $1,870,840; 2021: $2,027,364; 2020: $2,996,776

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2022: ($780,780); 2021: $673,996; 2020: $443,446

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2022: ($728,269); 2021: $234,677; 2020: ($357,162)

(e)	The option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2022: $1,816,846; 2021: $1,856,699; 2020: $5,129,591

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2022: ($1,904,221); 2021: $2,124,028; 2020: $847,250

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2022: ($2,031,971); 2021: $594,541; 2020: ($616,032)

(2)	The table below outlines the amounts included as additions and deductions in the calculation of compensation actually paid (CAP) for Non-PEO NEOs.
Year	Reported Summary Compensation Table Total for Non-PEO	Reported Value of Equity Awards		Equity Award Adjustments (a)		Compensation Actually Paid to Non-PEO NEOs
	($)	($) Stock Awards (b)	($) Option Awards (c)	($) Stock Awards (d)	($) Option Awards (e)	($)
2022 (f)	$2,253,183	$536,076	$542,601	($29,073)	($834,065)	$311,368
2021 (g)	$2,155,166	$649,769	$428,533	$1,067,878	$1,457,782	$3,602,524
2020 (h)	$1,722,056	$564,463	$620,423	$1,119,992	$2,054,310	$3,711,472
(a)
The methodology for estimating the fair value of restricted stock unit awards is consistent with the methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2020-2022 Annual Reports on Form 10-K. The methodology for estimating the fair value of stock option awards at each applicable measurement date is consistent with the Black Scholes methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2020-2022 Annual Reports on Form 10-K, with the exception of the expected life assumption. The expected life assumption used in estimating the stock option valuations noted above ranges from 0.85 to 4.02 years.

(b)
The reported value of equity awards represents the grant date fair value of restricted stock unit awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(c)	The reported value of option awards represents the grant date fair value of stock option awards as reported in the “Option Awards” column of the Summary Compensation Table for each applicable year.
(d)	The equity award adjustments for stock in each applicable year include the addition (or subtraction, as applicable) of the following:
(i)	the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2022: $511,609; 2021: $771,458; 2020: $863,429
(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2022: ($339,626); 2021: $235,855; 2020: $360,228

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2022: ($201,056); 2021: $60,565; 2020: ($103,665)

(e)	The option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)	the respective year-end estimated fair value of any equity awards granted in the applicable year that are outstanding and unvested as of each year; 2022: $496,813; 2021: $572,479; 2020: $1,477,981
(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2022: ($795,064); 2021: $731,620; 2020: $760,646

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2022: ($535,814); 2021: $153,683; 2020: ($184,317)

(f)	For fiscal year 2022, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(g)	For fiscal year 2021, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(h)	For fiscal year 2020, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Matthew J. Cole, and Deepak Nayar
(3)	Peer Group used for Total Shareholder Return (TSR) is the same peer group as disclosed in Item 5 in our 2022 Annual Report on Form 10-K.
(4)	Net Income is shown in millions, as reported in our 2022 Annual Report on Form 10-K.
(5)	Company Selected Measure used is Adjusted Earnings Per Share. Adjusted Earnings Per Share (AIP EPS) is calculated as described for “AIP EPS” in footnote 1 on page 33.

Company Selected Measure Name	Adjusted Earnings Per Share
Named Executive Officers, Footnote [Text Block]
(f)	For fiscal year 2022, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(g)	For fiscal year 2021, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(h)	For fiscal year 2020, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Matthew J. Cole, and Deepak Nayar

Peer Group Issuers, Footnote [Text Block]
(3)	Peer Group used for Total Shareholder Return (TSR) is the same peer group as disclosed in Item 5 in our 2022 Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 6,850,271	$ 6,170,131	$ 4,065,061
PEO Actually Paid Compensation Amount	$ 1,148,117	10,569,353	9,624,985
Adjustment To PEO Compensation, Footnote [Text Block]
(1)	The table below outlines the amounts included as additions and deductions in the calculation of Compensation Actually Paid (CAP) for our Principal Executive Officer (PEO), David W. Heinzmann.
Year	Reported Summary Compensation Table total for PEO	Reported Value of Equity Awards		Equity Award Adjustments (a)		Compensation Actually Paid to PEO
	($)	($) Stock Awards (b)	($) Option Awards (c)	($) Stock Awards (d)	($) Option Awards (e)	($)
2022	$6,850,271	$1,960,305	$1,984,294	$361,791	($2,119,346)	$1,148,117
2021	$6,170,131	$1,715,931	$1,396,152	$2,936,037	$4,575,268	$10,569,353
2020	$4,065,061	$1,543,674	$1,340,271	$3,083,060	$5,360,809	$9,624,985
(a)
The methodology for estimating the fair value of restricted stock unit awards is consistent with the methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2020-2022 Annual Reports on Form 10-K. The methodology for estimating the fair value of stock option awards at each applicable measurement date is consistent with the Black Scholes methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2020-2022 Annual Reports on Form 10-K, with the exception of the expected life assumption. The expected life assumption used in estimating the stock option valuations noted above ranges from 0.85 to 4.02 years.

(b)
The reported value of equity awards represents the grant date fair value of restricted stock unit awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(c)	The reported value of option awards represents the grant date fair value of stock option awards as reported in the “Option Awards” column of the Summary Compensation Table for each applicable year.
(d)	The equity award adjustments incorporate the following additions (or subtractions, as applicable):
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2022: $1,870,840; 2021: $2,027,364; 2020: $2,996,776

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2022: ($780,780); 2021: $673,996; 2020: $443,446

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2022: ($728,269); 2021: $234,677; 2020: ($357,162)

(e)	The option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2022: $1,816,846; 2021: $1,856,699; 2020: $5,129,591

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2022: ($1,904,221); 2021: $2,124,028; 2020: $847,250

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2022: ($2,031,971); 2021: $594,541; 2020: ($616,032)

Non-PEO NEO Average Total Compensation Amount	$ 2,253,183	2,155,166	1,722,056
Non-PEO NEO Average Compensation Actually Paid Amount	$ 311,368	3,602,524	3,711,472
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The table below outlines the amounts included as additions and deductions in the calculation of compensation actually paid (CAP) for Non-PEO NEOs.
Year	Reported Summary Compensation Table Total for Non-PEO	Reported Value of Equity Awards		Equity Award Adjustments (a)		Compensation Actually Paid to Non-PEO NEOs
	($)	($) Stock Awards (b)	($) Option Awards (c)	($) Stock Awards (d)	($) Option Awards (e)	($)
2022 (f)	$2,253,183	$536,076	$542,601	($29,073)	($834,065)	$311,368
2021 (g)	$2,155,166	$649,769	$428,533	$1,067,878	$1,457,782	$3,602,524
2020 (h)	$1,722,056	$564,463	$620,423	$1,119,992	$2,054,310	$3,711,472
(a)
The methodology for estimating the fair value of restricted stock unit awards is consistent with the methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2020-2022 Annual Reports on Form 10-K. The methodology for estimating the fair value of stock option awards at each applicable measurement date is consistent with the Black Scholes methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2020-2022 Annual Reports on Form 10-K, with the exception of the expected life assumption. The expected life assumption used in estimating the stock option valuations noted above ranges from 0.85 to 4.02 years.

(b)
The reported value of equity awards represents the grant date fair value of restricted stock unit awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(c)	The reported value of option awards represents the grant date fair value of stock option awards as reported in the “Option Awards” column of the Summary Compensation Table for each applicable year.
(d)	The equity award adjustments for stock in each applicable year include the addition (or subtraction, as applicable) of the following:
(i)	the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2022: $511,609; 2021: $771,458; 2020: $863,429
(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2022: ($339,626); 2021: $235,855; 2020: $360,228

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2022: ($201,056); 2021: $60,565; 2020: ($103,665)

(e)	The option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)	the respective year-end estimated fair value of any equity awards granted in the applicable year that are outstanding and unvested as of each year; 2022: $496,813; 2021: $572,479; 2020: $1,477,981
(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2022: ($795,064); 2021: $731,620; 2020: $760,646

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2022: ($535,814); 2021: $153,683; 2020: ($184,317)

(f)	For fiscal year 2022, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(g)	For fiscal year 2021, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(h)	For fiscal year 2020, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Matthew J. Cole, and Deepak Nayar

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graphs illustrates the relationship of Compensation Actually Paid (CAP) for our PEO and the average CAP for our Non-PEO NEOs in relationship to our Total Shareholder Return, Net Income and Adjusted EPS (the Company Selected Measure (CSM)). Additionally, the graphs also describe the relationship between our own TSR versus our peer group TSR. Compensation actually paid is influenced by numerous factors, including, but not limited to, share price volatility, new grant issuance and timing of vesting, as well as other factors.

Compensation Actually Paid vs. Net Income [Text Block]
The following graphs illustrates the relationship of Compensation Actually Paid (CAP) for our PEO and the average CAP for our Non-PEO NEOs in relationship to our Total Shareholder Return, Net Income and Adjusted EPS (the Company Selected Measure (CSM)). Additionally, the graphs also describe the relationship between our own TSR versus our peer group TSR. Compensation actually paid is influenced by numerous factors, including, but not limited to, share price volatility, new grant issuance and timing of vesting, as well as other factors.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following graphs illustrates the relationship of Compensation Actually Paid (CAP) for our PEO and the average CAP for our Non-PEO NEOs in relationship to our Total Shareholder Return, Net Income and Adjusted EPS (the Company Selected Measure (CSM)). Additionally, the graphs also describe the relationship between our own TSR versus our peer group TSR. Compensation actually paid is influenced by numerous factors, including, but not limited to, share price volatility, new grant issuance and timing of vesting, as well as other factors.

Total Shareholder Return Vs Peer Group [Text Block]
The following graphs illustrates the relationship of Compensation Actually Paid (CAP) for our PEO and the average CAP for our Non-PEO NEOs in relationship to our Total Shareholder Return, Net Income and Adjusted EPS (the Company Selected Measure (CSM)). Additionally, the graphs also describe the relationship between our own TSR versus our peer group TSR. Compensation actually paid is influenced by numerous factors, including, but not limited to, share price volatility, new grant issuance and timing of vesting, as well as other factors.

Tabular List [Table Text Block]
The most important Financial Performance measures used by the Company to link Compensation Actually Paid to Company Performance for the most recently completed fiscal year for PEO and Non-PEO NEOs are as follows:
(i)	Adjusted Earnings Per Share
(ii)	Corporate Sales
(iii)	Cash from Operations

Total Shareholder Return Amount	$ 118.21	167.4	134.5
Peer Group Total Shareholder Return Amount	124.87	151.36	120.75
Net Income (Loss)	$ 373,300,000	$ 283,800,000	$ 130,000,000
Company Selected Measure Amount | $ / shares	17.26	12.88	6.23
Expected Life, Minimum	10 months 6 days
Expected Life, Maximum	4 years 7 days
PEO Name	David W. Heinzmann
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Corporate Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cash from Operations
PEO [Member] | Reported Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,960,305	$ 1,715,931	$ 1,543,674
PEO [Member] | Reported Value of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,984,294	1,396,152	1,340,271
PEO [Member] | Equity Stock Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	361,791	2,936,037	3,083,060
PEO [Member] | Adjustments for Equity Awards Granted in Applicable Year that are Both Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,870,840	2,027,364	2,996,776
PEO [Member] | Adjustments for Equity Award Change in Estimated Fair Value as Applicable Year as Compared to Prior Fiscal Year for Awards Granted in Prior Years Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(780,780)	673,996	443,446
PEO [Member] | Adjustments for Equity Awards Granted in Prior Years that vest in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(728,269)	234,677	(357,162)
PEO [Member] | Equity Option Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,119,346)	4,575,268	5,360,809
PEO [Member] | Adjustments for Option Awards Granted in Applicable Year that are Both Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,816,846	1,856,699	5,129,591
PEO [Member] | Adjustments for Option Award Change in Estimated Fair Value as Applicable Year as Compared to Prior Fiscal Year for Awards Granted in Prior Years Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,904,221)	2,124,028	847,250
PEO [Member] | Adjustments for Option Awards Granted in Prior Years that vest in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,031,971)	594,541	(616,032)
Non-PEO NEO [Member] | Reported Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	536,076	649,769	564,463
Non-PEO NEO [Member] | Reported Value of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	542,601	428,533	620,423
Non-PEO NEO [Member] | Equity Stock Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(29,073)	1,067,878	1,119,992
Non-PEO NEO [Member] | Adjustments for Equity Awards Granted in Applicable Year that are Both Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	511,609	771,458	863,429
Non-PEO NEO [Member] | Adjustments for Equity Award Change in Estimated Fair Value as Applicable Year as Compared to Prior Fiscal Year for Awards Granted in Prior Years Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(339,626)	235,855	360,228
Non-PEO NEO [Member] | Adjustments for Equity Awards Granted in Prior Years that vest in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(201,056)	60,565	(103,665)
Non-PEO NEO [Member] | Equity Option Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(834,065)	1,457,782	2,054,310
Non-PEO NEO [Member] | Adjustments for Option Awards Granted in Applicable Year that are Both Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	496,813	572,479	1,477,981
Non-PEO NEO [Member] | Adjustments for Option Award Change in Estimated Fair Value as Applicable Year as Compared to Prior Fiscal Year for Awards Granted in Prior Years Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(795,064)	731,620	760,646
Non-PEO NEO [Member] | Adjustments for Option Awards Granted in Prior Years that vest in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (535,814)	$ 153,683	$ (184,317)